INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES
5.	INVENTORIES

Inventories as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Products	766,529	1,121,107

In 2020 and 2021, inventories were written down by RMB24,216 and RMB45,976, respectively, to reflect the lower of cost and net realizable value.